Fair Value Measurements - Schedule of Assumptions used to Estimate Fair Value of Warrant Liability (Details) - Warrant Liability		9 Months Ended	12 Months Ended
	Sep. 26, 2017	Sep. 30, 2017	Dec. 31, 2016
Common Stock
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected term (in years)	2 years	2 years
Risk-free interest rate (as a percent)	1.44%	1.46%
Expected volatility (as a percent)	78.71%	78.78%
Expected dividend yield (as a percent)	0.00%	0.00%
Preferred Stock
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected term (in years)			4 years 7 months 6 days
Risk-free interest rate (as a percent)			1.82%
Expected volatility (as a percent)			76.20%
Expected dividend yield (as a percent)			0.00%